Annual Total Returns (Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares Institutional) (Vanguard Structured Large-Cap Equity Fund, Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares)
12 Months Ended
Sep. 30, 2014
Vanguard Structured Large-Cap Equity Fund | Vanguard Structured Large-Cap Equity Fund - Institutional Plus Shares
Annual Total Return
2014	15.86%
2013	32.27%
2012	17.82%
2011	5.66%
2010	13.96%
2009	23.11%
2008	(37.62%)
2007	5.15%